                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00620

                  AMF Large Cap Equity Institutional Fund, Inc.
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

New York Community Bank, 615 Merrick Avenue, 4th Floor, Westbury, NY    11590
--------------------------------------------------------------------  ----------
            (Address of principal executive offices)                  (Zip code)

    BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH           43219
--------------------------------------------------------------------  ----------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 527-3713

Date of fiscal year end: 12/31/06

Date of reporting period: 12/31/06

ITEM 1. REPORTS TO STOCKHOLDERS.


                              ASSET MANAGEMENT FUND

                                    LARGE CAP
                                     EQUITY

                            INSTITUTIONAL FUND, INC.

                                  ANNUAL REPORT
                                TO SHAREHOLDERS
                               DECEMBER 31, 2006

Dear Shareholder,

      History records and economists document that the world's sole superpower, the United States, has endured ten economic recessions since World War II. The typical post war reversal has lasted about ten months in duration. The two longest-lasting downdrafts since World War II ran on for fifteen months and both in large measure, was a consequence of a pronounced systematic event.

      The first of the longest-lasting recessions lasted from December of 1973 until February of 1975. The 1973-1974 Arab Oil Embargo, which resulted in crude oil prices advancing from just below $3 a barrel to $10 a barrel, was the prime catalyst for this down cycle. Inflation leaped upward along with interest rates and unemployment. Profit margins and price-earnings multiples on the other hand, sank. The second was a fifteen-month long pull back that stretched from August of 1981 to October of 1982. The abrupt and severe tightening of monetary policy precipitated under the direction of the then Federal Reserve Board Chairman, Paul Volcker was the prime cause of this the most challenging of all ten post World War II recessions. The supply interruptions and production cutbacks emanating from the Iran-Iraq War and the Iranian Revolution caused crude oil prices to surge up to $40 a barrel (about $89 in today's prices). Even before these events transpired, inflation was running rampant and business out-lays and investor fears were already locked in low gear. In a bold effort to flush the profit-crushing economic excesses out of the system and to stuff the inflation genie back into the bottle, the Federal Reserve pushed interest rates higher and higher. The tough economic medicine did the trick but at a heavy cost to the nation.

      History also records and economists again document that the recuperative powers of our mature and cyclical consumer-driven $13 trillion economy is without peer. For over the last eighty years or so, ever since the Great Depression, after each recession has run its course, the wealth creation and capital formation dynamics of our democratic capitalist system climbs into high gear. Productivity, employment and profit growth all sail upward and GDP marches on to post record new all-time highs. Moreover, the up cycles last much longer than the down cycles. The average post World War II expansion has enjoyed a life of about six years.

      There is no question that the profile of the US economy has changed dramatically since the end of World War II. There is also no debating that the creativity, entrepreneurial spirit, perseverance and inventiveness of the nation's legions of hard-driving capitalists cannot be matched. Staying ahead of the economic curve has been integral to the country's wealth building track record. Today, for example, the US economy is more service oriented and information - driven and far less manufacturing dependent than it was a generation ago. The service sector now accounts for about 80% of GDP. It is also noteworthy that from the end of World War II until year-end 1982 for about twenty percent of the time the United States was locked in recession. Yet, from the time the Volcker Fed slayed the inflation dragon to the present, the United States has been in recession only five percent of the time.

      From a wealth creation perspective "buying on bad news" can be a rewarding investment strategy. History records and economists again document that during economic reversals and equity market fall-offs, attractive buying opportunities can arise. The magic of compounding along with time and patience are key ingredients for achieving superior long-term investment results. So too, are the resilient and potent US economy and the selection of top quality equity securities.

      Warren Buffett often repeats Benjamin Graham, the Father of Security Analysis' claim that the equity market in the short term is a "voting machine" and in the long term is a "weighing machine." In the short term, the stock market can be overburdened with highly volatile emotional price swings even in the highest quality stocks. In the long term, however, Standard and Poor's has determined that there is almost a one-to-one correlation between stock price gains and earnings per share growth rates. Ironically, with the exception of last year, despite stronger balance sheets and rising cash flows, the equity market for quite some time, has not been kind to high quality stocks. The S&P 500 for example, reached its all-time high six years ago in the first quarter of 2000 and has yet to be surpassed. The AMF Large Cap Equity Institutional Fund is positioned to capitalize on high quality investment opportunities. If a shareholder bank had invested $100,000 into the fund at inception in 1953 and reinvested all distributions and capital gains that sum would have grown to over $27 million by December 31, 2006.

Sincerely,
/s/ Joseph R. Ficalora
Joseph R. Ficalora
President

                              ASSET MANAGEMENT FUND
                   LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
                               PERFORMANCE SUMMARY

                           AVERAGE ANNUAL TOTAL RETURN
                        PERIODS ENDING DECEMBER 31, 2006*

                                           1 Year            5 Year       10 Years
                                           ------            ------       --------
Asset Management Fund Large
     Cap Equity Institutional
     Fund, Inc.                             13.83%             2.78%          7.31%
Lipper Large Capitalization Core
     Funds Average(1)                       13.56%             4.85%          6.86%
Dow Jones Industrial Average
     (DJIA)(2)                              18.98%             6.83%          8.95%
Standard & Poor's 500 Composite
     Stock Price Index
     (S&P 500)(3)                           15.78%             6.18%          8.42%


* Assumes reinvestment of all dividends and distributions and the deduction of all applicable fees and expenses. Average annual returns are stated for periods greater than one year. Data for the S&P 500, DJIA and Lipper Large Capitalization Core Funds Average are from Lipper, Inc. The S&P 500 and DJIA do not include a reduction in total return for expenses.

The investment performance information presented does not reflect the deduction of any taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The following graph shows that an investment of $20,000 in the Fund on December 31, 1996 would have been worth $40,495 on December 31, 2006, assuming all dividends and distributions had been reinvested. A similar investment in the S&P 500, over the same period, would have grown to $44,888. A similar investment in the Lipper Large Capitalization Core Funds Average, over the same period, would have grown to $39,685.

        ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
                             CUMULATIVE TOTAL RETURN

                                  [LINE GRAPH]

                             [PLOT POINTS TO COME]

THE FOREGOING INFORMATION IS A STATEMENT OF THE PAST PERFORMANCE OF THE FUND. PAST PERFORMANCE DOES NOT GUARANTEE AND DOES NOT PREDICT FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-527-3713.

(1) The Lipper Large Capitalization Core Funds Average represents the 30 largest funds in the Lipper Large Capitalization Core Funds category.

(2) The Dow Jones Industrial Average represents the average of 30 actively traded blue chip stocks on the New York Stock Exchange (NYSE).

(3) The Standard & Poor's 500 Index is an unmanaged index, generally representative of the U.S. stock market as a whole.

INVESTMENT RESULTS, OUTLOOK AND STRATEGIES

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

The AMF Large Cap Equity Institutional Fund's net asset value per share on December 31, 2006 was $146.18 versus $142.70 on December 31, 2005. Shareholders received per share distributions from dividends of $0.2387, short-term capital gains of $1.9037 and long-term capital gains of $14.1265 during the year. The Fund's total return for the one-year period ending December 31, 2006 was 13.83%. Total return figures for the benchmark indices were 13.56% for the Lipper Large Capitalization Core Funds Average and 15.78% for the S&P 500 Index for the one-year period ending December 31, 2006. Total return assumes the reinvestment of all dividends and capital gains and the deduction of all applicable fees and expenses.

The stock market treaded water during the first half of 2006 as the Federal Reserve Board continued to raise interest rates reacting to strong economic growth and the threat of inflation. When the Fed stopped raising rates in the middle of the year, the stock market progressively moved upward closing near its highest levels as the year ended. The absence of rising interest rates coupled with strong corporate earnings made for what many are referring to as the "Goldilocks" economy - not too strong and not too weak. As economic growth continues to show signs of slowing, the likelihood that the Fed may ease rates in 2007 increases. The extent of the cooling housing market may further influence the Fed's next moves.

The AMF Large Cap Equity Institutional Fund's investment philosophy focuses on investing in high quality large capitalization stocks, due to their consistency of earnings and dividends and their lower risk attributes. In a slowing economic environment, these types of companies tend to attract additional investor attention. After having been out of favor during the economic recovery following the bursting of the Internet bubble and 9/11, investor attention to large cap high quality stocks has begun to intensify, especially given their attractive valuations.

While a majority of our stock holdings produced double-digit returns along with the market in 2006, four stocks stand out for their contribution to the Fund's performance during the year. These companies were Cisco Systems, Exxon Mobil, Merrill Lynch and Harley Davidson. Cisco Systems, the world's largest manufacturer of routers and switches that control the flow of traffic on the Internet, was the largest positive contributor to the Fund after gaining 60% during the year. Cisco's revenues and earnings improved sharply during the year, aided by its acquisition of Scientific-Atlanta, improvement in market share in both new and existing markets and its expansion into additional communication technologies. Exxon Mobil continued to generate strong earnings gains due to favorable energy prices. Earnings per share were further enhanced by large share repurchases. Merrill Lynch continued its streak of high double digit earnings growth bolstered by healthy merger and acquisition activity, contributions from its capital markets business and the merger of its money management division with

BlackRock Inc. Harley-Davidson's stock price benefited from greater than expected earnings growth despite investor worries that sales could potentially slow.

As with any portfolio, there were some stocks that lagged during the year. Our biggest detractor from performance for 2006 was Dell Inc. In an attempt to gain market share from a resurgent Hewlett Packard, the company became aggressive in the low end computer market to the detriment of margins. Sales growth was not enough to offset the margin compression and earnings suffered as a result. Management has subsequently seen the error in this approach and is in the process of repositioning the company by focusing on higher margin systems and more favorable market segments. We believe the company will be successful in improving its fundamentals and we will be monitoring the company's progress closely. Wal-Mart Stores, which is a large holding, was another stock that did not participate in this past year's rally. Same store sales trends suffered during the year due to the company's weak sales of more upscale apparel items and a customer base that has had difficulty adapting to the higher cost of energy. Management appears to be addressing its marketing faux pas by getting back to its every-day low price formula. In addition, energy prices have subsided recently which should begin to help its lower income customers.

During the year we added two companies to the portfolio, namely 3M and Medtronic. Both companies were added due to their favorable fundamental characteristics including their consistent long-term earnings and dividend growth as well as for their attractive valuations. We eliminated three companies from the Fund during the year whose valuations reflected their full potential, in our opinion, or whose fundamentals changed so that continued ownership was not warranted. These companies included First Data Corp, Gannett Company and State Street Corp.

As we head into 2007, the potential for a slowing economic environment appears more likely. During such periods, investors are often attracted to the types of companies we favor due to their consistent earnings growth throughout the economic cycle. We are confident that our investment philosophy of owning high quality large capitalization companies at favorable valuations will continue to be prudent over the long-term.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
Schedule of Portfolio Investments
December 31, 2006

                                                         SHARES         VALUE
                                                         ------      -----------
COMMON STOCKS (97.5 %)

ADVERTISING (3.2%)
Omnicom Group, Inc.                                      20,000      $ 2,090,800
                                                                     -----------

AUTOMOTIVE (2.7%)
Harley-Davidson, Inc.                                    25,000        1,761,750
                                                                     -----------

BEVERAGES (3.3%)
Anheuser-Busch Companies, Inc.                           45,000        2,214,000
                                                                     -----------

BEVERAGES NON-ALCOHOLIC (7.5 %)
Coca-Cola Co.                                            45,000        2,171,250
PepsiCo, Inc.                                            45,000        2,814,750
                                                                     -----------
                                                                       4,986,000
                                                                     -----------

BUILDING PRODUCTS (4.6 %)
Home Depot, Inc.                                         75,000        3,012,000
                                                                     -----------

COMPUTER HARDWARE (6.4%)
Cisco Systems, Inc. (a)                                  85,000        2,323,050
Dell, Inc. (a)                                           75,000        1,881,750
                                                                     -----------
                                                                       4,204,800
                                                                     -----------

COMPUTER SOFTWARE & SERVICES (7.2%)
Automatic Data Processing, Inc.                          45,000        2,216,250
Microsoft Corp.                                          85,000        2,538,100
                                                                     -----------
                                                                       4,754,350
                                                                     -----------

CONSUMER NON-DURABLE (4.9%)
Procter & Gamble Co.                                     50,000        3,213,500
                                                                     -----------
DISTRIBUTOR-CONSUMER PRODUCTS (3.1%)
Sysco Corp.                                              55,000        2,021,800
                                                                     -----------
DIVERSIFIED MANUFACTURING (11.3 %)
3M Co.                                                   32,000        2,493,760
General Electric Co.                                     85,000        3,162,850
Illinois Tool Works, Inc.                                39,000        1,801,410
                                                                     -----------
                                                                       7,458,020
                                                                     -----------

FINANCIAL SERVICES (6.1 %)
American Express Co.                                     30,000        1,820,100
Merrill Lynch & Co.                                      24,000        2,234,400
                                                                     -----------
                                                                       4,054,500
                                                                     -----------

FOOD PROCESSING (3.1 %)
Wm. Wrigley Jr. Co.                                      40,000        2,068,800
                                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
Schedule of Portfolio Investments
December 31, 2006 (continued)

HEALTH CARE (5.0%)
Johnson & Johnson                                                      50,000   $   3,301,000
                                                                                -------------

INSURANCE (9.3%)
American International Group, Inc.                                     40,000       2,866,400
Berkshire Hathaway, Inc. (a)                                               30       3,299,700
                                                                                -------------
                                                                                    6,166,100
                                                                                -------------

MEDICAL INSTRUMENTS (3.6%)
Medtronic, Inc.                                                        45,000       2,407,950
                                                                                -------------

OIL & GAS (3.5%)
Exxon Mobil Corp.                                                      30,000       2,298,900
                                                                                -------------

PHARMACEUTICALS (5.6%)
Abbott Laboratories                                                    50,000       2,435,500
Pfizer, Inc.                                                           50,000       1,295,000
                                                                                -------------
                                                                                    3,730,500
                                                                                -------------

RETAIL (4.5%)
Wal-Mart Stores, Inc.                                                  65,000       3,001,700
                                                                                -------------

TRANSPORTATION & SHIPPING (2.6%)
Fedex Corp.                                                            16,000       1,737,920
                                                                                -------------
TOTAL COMMON STOCKS (COST $ 44,627,840)                                            64,484,390
                                                                                -------------

CASH EQUIVALENTS  (2.6%)
MONEY MARKET MUTUAL FUND (2.6%)
Vanguard Admiral Money Market Fund                                  1,715,292       1,715,292
                                                                                -------------

TOTAL CASH EQUIVALENTS (COST $ 1,715,292)                                           1,715,292
                                                                                -------------

TOTAL INVESTMENTS (COST $ 46,343,132) (B) - 100.1%                              $  66,199,682
LIABILITIES IN EXCESS OF OTHER ASSETS -(0.1%)                                         (38,935)
                                                                                -------------
NET ASSETS - 100.0%                                                             $  66,160,747
                                                                                =============

----------
(a) Represents non-income producing security.
(b) Represents cost for financial reporting purposes, is the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation                             $  21,034,083
Unrealized depreciation                                (1,177,533)
                                                    -------------
Net unrealized appreciation                         $  19,856,550
                                                    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

                                                                       DECEMBER 31, 2006
                                                                       -----------------
ASSETS:

Investment in securities, at value (Cost $ 46,343,132)                 $     66,199,682
Cash                                                                             84,398
Dividends and interest receivable                                                86,459
Prepaid expenses                                                                 19,115
                                                                       ----------------
       Total assets                                                          66,389,654
                                                                       ----------------

LIABILITIES:
Investment Advisor fee payable                                                   44,289
Administration and Fund accounting fees payable                                      38
Chief Compliance Officer fees payable                                            13,262
Transfer agent fees payable                                                       6,849
Accrued expenses                                                                164,469
                                                                       ----------------
    Total Liabilities                                                           228,907
                                                                       ----------------

NET ASSETS, Applicable to 452,609 shares of $1.00 par value stock,
2,000,000 shares authorized                                            $     66,160,747
                                                                       ================

NET ASSETS:
Capital                                                                $     46,304,197
Unrealized appreciation from investments                                     19,856,550
                                                                       ----------------
NET ASSETS                                                             $     66,160,747
                                                                       ================
NET ASSET VALUE, offering and redemption price
   per share ($66,160,747/452,609) shares)                             $         146.18
                                                                       ================

See Accompanying Notes to Financial Statements.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS

                                                                      YEAR ENDED
                                                                   DECEMBER 31, 2006
                                                                   -----------------
INVESTMENT INCOME:
    Dividends                                                      $       1,242,293
    Interest                                                                  11,475
                                                                   -----------------
       Total investment income                                             1,253,768
                                                                   -----------------

EXPENSES:

    Investment Adviser                                                       531,583
    Administrator and Fund Accounting                                         71,996
    Directors                                                                193,000
    Transfer Agent account fees                                               20,454
    Legal                                                                    209,238
    Insurance                                                                 49,681
    Audit                                                                     22,500
    Custodian                                                                 10,233
    Chief Compliance Officer fees                                             50,756
    Miscellaneous                                                             31,649
                                                                   -----------------
       Total expenses                                                      1,191,090
                                                                   -----------------
    Net investment income                                                     62,678
                                                                   -----------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains from investment transactions                            6,951,631
Change in unrealized appreciation/depreciation from investments            2,267,874
                                                                   -----------------
Net realized/unrealized gains from investments                             9,219,505
                                                                   -----------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $       9,282,183
                                                                   =================

See Accompanying Notes to Financial Statements.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            YEAR ENDED           YEAR ENDED
                                                                            DECEMBER 31,         DECEMBER 31,
                                                                               2006                 2005
                                                                           --------------      ---------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:

    Net investment income                                                  $       62,678      $       98,632
    Net realized gains from investment transactions                             6,951,631           4,147,635
    Change in unrealized appreciation/depreciation from investments             2,267,874          (6,698,044)
                                                                           --------------      --------------
Change in net assets resulting from operations                                  9,282,183          (2,451,777)
                                                                           --------------      --------------

Distributions to shareholders:
    Net investment income                                                        (108,133)            (95,581)
    Net realized gains from investment transactions                            (6,909,248)         (4,147,636)
    Tax Return of Capital                                                          (3,839)                 --
                                                                           --------------      --------------
Total distributions to shareholders                                            (7,021,220)         (4,243,217)
                                                                           --------------      --------------

Capital transactions:
    Change in net assets from capital share transactions (See Note 3)         (19,732,208)           (731,545)
                                                                           --------------      --------------
    Change in net assets                                                      (17,471,245)         (7,426,539)

NET ASSETS:
    Beginning of year                                                          83,631,992          91,058,531
                                                                           --------------      --------------
    End of year                                                            $   66,160,747      $   83,631,992
                                                                           ==============      ==============
Accumulated net investment income                                          $         --        $        3,072

See Accompanying Notes to Financial Statements.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND,
INC. FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock
Outstanding throughout Each Year

                                                                                  YEAR ENDED DECEMBER 31,
                                                              2006         2005            2004           2003           2002
                                                          -----------   ------------    -----------    -----------    -----------
NET ASSET VALUE, beginning of year                        $   142.70    $    154.20     $   155.03     $   132.74     $   162.97

INCOME (LOSS) FROM OPERATIONS:
    Net investment income                                       0.13           0.16           0.80           0.20           0.31
    Net realized and unrealized gains (losses) from
    investments                                                19.62          (4.26)          7.20          22.97         (26.71)
                                                          ----------    -----------     ----------     ----------     ----------
       Total from investment operations                        19.75          (4.10)          8.00          23.17         (26.40)
                                                          ----------    -----------     ----------     ----------     ----------

DISTRIBUTIONS:
    From net investment income                                 (0.23)         (0.16)         (0.80)         (0.20)         (0.31)
    From net realized gains on investments                    (16.03)         (7.24)         (8.03)         (0.68)         (3.52)
    Return of capital                                          (0.01)            --             --             --(1)          --
                                                          ----------    -----------     ----------     ----------     ----------
       Total distributions                                    (16.27)         (7.40)         (8.83)         (0.88)         (3.83)
                                                          ----------    -----------     ----------     ----------     ----------
Change in net asset value                                       3.48         (11.50)         (0.83)         22.29         (30.23)
                                                          ----------    -----------     ----------     ----------     ----------
NET ASSET VALUE, end of year                              $   146.18    $    142.70     $   154.20     $   155.03     $   132.74
                                                          ==========    ===========     ==========     ==========     ==========

Total return                                                   13.83%         (2.70%)         5.16%         17.48%        (16.19%)
Ratio of net expenses to average net assets                     1.68%          1.44%          1.20%          1.32%          1.23%
Ratio of net investment income to average net assets            0.09%          0.11%          0.46%          0.14%          0.20%
Portfolio turnover rate                                           10%            23%            14%            22%            17%
NET ASSETS, end of year (000's)                           $   66,161    $    83,632     $   91,059     $  107,923     $   90,871

----------
(1) Distributions per share were less than $0.005.

See Accompanying Notes to Financial Statements.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

The Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was incorporated under the laws of the State of New York on October 29, 1952. The primary investment objective of the Fund is to achieve capital appreciation for its shareholders. The objective of income is secondary.

Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A -- Security Valuation -- Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price thereof where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of 4:00 PM Eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Board of Directors.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust's financial statement disclosures.

B -- Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date, dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The discount and premium on securities purchased are amortized over the life of the respected security. The specific identification method is used in the determination of realized gains and losses on the sale of securities.

C -- Dividends to Shareholders -- Dividends from net investment income are declared and paid quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

D -- Management Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

NOTE 2 -- RELATED PARTIES

Shay Assets Management, Inc. (the "Investment Adviser") is the investment adviser to the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is majority owned by Rodger D. Shay, the Vice President and Assistant Secretary of the Fund, and Rodger D. Shay, Jr., the President of the Investment Adviser and Shay Financial Services, Inc.

The Investment Adviser receives fees from the Fund, computed at an annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, Directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation did not result in any waiver of the Investment Adviser's fees during the year ended December 31, 2006.

Shay Financial Services, Inc. (the "Distributor") is the distributor for the Fund. The Distributor is also a wholly-owned subsidiary of SISI. The Distributor receives no compensation for its distribution services.

BISYS Fund Services Ohio, Inc., a subsidiary of The BISYS Group, Inc., serves the Fund as fund accountant, administrator and transfer agent (the "Fund Accountant", "Administrator", and the "Transfer Agent"). As compensation for its administrative services, the Fund pays the Fund Accountant, Administrator, and Transfer Agent a fee computed daily at an annual rate of 0.10% of the Fund's average daily net assets up to $200 million, 0.075% of the Fund's average daily net assets from $200 million to $400 million, 0.05% of the Fund's average daily net assets from $400 million to $600 million, and 0.03% of the Fund's average daily net assets in excess of $600 million, plus out-of-pocket expenses subject to an annual minimum fee of $80,400.

NOTE 3 -- CAPITAL STOCK

At December 31, 2006, there were 2,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock for the years ended December 31, 2006 and 2005, respectively, were as follows:

                                                       SHARES                          AMOUNT
                                             ----------------------------   -----------------------------
                                                 2006            2005            2006            2005
                                             ------------    ------------   -------------    ------------
Shares sold                                         4,516           1,999   $     655,125    $    300,000
Shares issued in reinvestment of dividends         23,123          22,417       3,393,465       3,234,016
                                             ------------    ------------   -------------    ------------
                                                   27,639          24,416       4,048,590       3,534,016
Shares redeemed                                  (161,107)        (28,878)    (23,780,798)     (4,265,561)
                                             ------------    ------------   -------------    ------------
Net decrease                                     (133,468)         (4,462)  ($ 19,732,208)   ($   731,545)
                                             ============    ============   =============    ============

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, exclusive of short-term investments and U.S. government securities, for the year ended December 31, 2006, were $6,919,430 and $32,634,821 respectively.

NOTE 5 -- FEDERAL INCOME TAX INFORMATION

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

The tax characteristics of distributions paid to shareholders during the fiscal years ended December 31, 2006 and 2005 were as follows:


                             DISTRIBUTIONS PAID FROM
          ------------------------------------------------------------------------
                                                          Tax
                                                        Return           Total
          Ordinary      Net Long      Total Taxable       of         Distributions
           Income      Term Gains     Distributions     Capital          Paid
          ---------    -----------    -------------    ---------     --------------
2006      $ 928,638    $ 6,088,743    $   7,017,381    $   3,839     $    7,021,220
2005        216,412      4,026,805        4,243,217            -          4,243,217

As of December 31, 2006 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                   Undistributed
                     Long Term                                                                            Total
Undistributed         Capital                                         Accumulated     Unrealized       Accumulated
  Ordinary             Gains/         Accumulated    Distributions    Capital and    Appreciation/      Earnings/
   Income             (Losses)         Earnings        Payable        Other Losses   (Depreciation)      Deficit)
-------------      --------------     -----------    -------------    -----------    --------------    ------------
   $ -                  $ -               $ -            $ -              $ -         $ 19,856,550     $19,856,550

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise.Accordingly, the following reclassification has been made to/from the following accounts:


 Undistributed         Accumulated
 Net Investment        Net Realized
    Income              Gain (Loss)        Paid-In-Capital
---------------        ------------        ---------------
   $46,222              ($42,383)            ($ 3,839)

Financial Accounting Standards Board Interpretation (FIN) No. 48 - Accounting for Uncertainty in Tax Positions - An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on April 30, 2007.

NOTE 6 -- SPECIAL MEETING OF SHAREHOLDERS

A special meeting of the shareholders of the Fund was held on December 21, 2006. At the meeting, shareholders voted and approved the following proposals:

     Proposal 1: To approve an Agreement and Plan of Reorganization which provides for (a) the transfer of all the assets of the Fund to a newly organized series of the Asset Management Fund (the "Trust"), named the Large Cap Equity Fund (the "New Fund"), and the assumption by the New Fund of all of the liabilities of the Fund, in exchange for shares of the New Fund of equal value;
(b) the distribution of

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

the shares of the New Fund to the stockholders of the Fund; (c) the cessation of the Fund's business as an investment company; and (d) the termination, dissolution and complete liquidation of the Fund.

                        # of Shares   % of Outstanding Shares    % of Shares Voted
                        -----------   -----------------------    -----------------
Affirmative             413,216.043          95.35%                100.00%
Against                           0              0%                     0%
Abstain                           0              0%                     0%
                        -----------   ------------               --------
Total                   413,216.043          95.35%                100.00%
                        ===========   ============               ========

Proposal 2: To approve an investment advisory agreement between the New Fund and Shay Assets Management, Inc. ("Shay").

                        # of Shares   % of Outstanding Shares    % of Shares Voted
                        -----------   -----------------------    -----------------
Affirmative             413,216.043          95.35 %             100.00%
Against                           0              0 %                  0%
Abstain                           0              0 %                  0%
                        -----------   -------------              ------
Total                   413,216.043          95.35 %             100.00%
                        ===========   =============              ======

Proposal 3: To approve changes to the Fund's fundamental policies.

                        # of Shares   % of Outstanding Shares    % of Shares Voted
                        -----------   -----------------------    -----------------
Affirmative             413,216.043           95.35%                100.00%
Against                           0               0%                     0%
Abstain                           0               0%                     0%
                        -----------   -------------              ---------
Total                   413,216.043           95.35%                100.00%
                        ===========   =============              =========

Proposal 4: To approve a rule 12b-1 distribution plan for the New Fund.

                        # of Shares   % of Outstanding Shares    % of Shares Voted
                        -----------   -----------------------    -----------------
Affirmative             413,216.043        95.35%                     100.00%
Against                           0            0%                          0%
Abstain                           0            0%                          0%
                        -----------   ----------                 -----------
Total                   413,216.043        95.35%                     100.00%
                        ===========   ==========                 ===========

Proposal 5: To ratify the election of the current directors of the Trust.

Richard M. Amis

                        # of Shares   % of Outstanding Shares    % of Shares Voted
                        -----------   -----------------------    -----------------
Affirmative             413,216.043         95.35%                   100.00%
Against                           0             0%                        0%
Abstain                           0             0%                        0%
                        -----------   -----------                ----------
Total                   413,216.043         95.35%                   100.00%
                        ===========   ===========                ==========

David F. Holland

                        # of Shares   % of Outstanding Shares    % of Shares Voted
                        -----------   -----------------------    -----------------
Affirmative             413,216.043          95.35%                 100.00%
Against                           0              0%                      0%
Abstain                           0              0%                      0%
                        -----------   ------------               ---------
Total                   413,216.043          95.35%                 100.00%
                        ===========   ============               =========

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

Gerald J. Levy

                         # of Shares     % of Outstanding Shares     % of Shares Voted
                         -----------     -----------------------     -----------------
Affirmative              413,216.043             95.35%                 100.00%
Against                            0                 0%                      0%
Abstain                            0                 0%                      0%
                         -----------             -----                  ------
Total                    413,216.043             95.35%                 100.00%
                         ===========             =====                  ======

William A. McKenna, Jr.

                         # of Shares     % of Outstanding Shares     % of Shares Voted
                         -----------     -----------------------     -----------------
Affirmative              413,216.043             95.35%                  100.00%
Against                            0                 0%                       0%
Abstain                            0                 0%                       0%
                         -----------             -----                  -------
Total                    413,216.043             95.35%                  100.00%
                         ===========             =====                  =======

Christopher M. Owen

                         # of Shares     % of Outstanding Shares     % of Shares Voted
                         -----------     -----------------------     -----------------
Affirmative              413,216.043             95.35%                  100.00%
Against                            0                 0%                       0%
Abstain                            0                 0%                       0%
                         -----------             -----                   ------
Total                    413,216.043             95.35%                  100.00%
                         ===========             =====                   ======

Maria F. Ramirez

                         # of Shares     % of Outstanding Shares     % of Shares Voted
                         -----------     -----------------------     -----------------
Affirmative              413,216.043             95.35%                  100.00%
Against                            0                 0%                       0%
Abstain                            0                 0%                       0%
                         -----------             -----                   ------
Total                    413,216.043             95.35%                  100.00%
                         ===========             =====                   ======

Rodger D. Shay

                         # of Shares     % of Outstanding Shares     % of Shares Voted
                         -----------     -----------------------     -----------------
Affirmative              413,216.043             95.35%                  100.00%
Against                            0                 0%                       0%
Abstain                            0                 0%                       0%
                         -----------             -----                   ------
Total                    413,216.043             95.35%                  100.00%
                         ===========             =====                   ======

Rodger D. Shay, Jr.

                         # of Shares     % of Outstanding Shares     % of Shares Voted
                         -----------     -----------------------     -----------------
Affirmative              413,216.043             95.35%                  100.00%
Against                            0                 0%                       0%
Abstain                            0                 0%                       0%
                         -----------             -----                   ------
Total                    413,216.043             95.35%                  100.00%
                         ===========             =====                   ======

Proposal 6: To approve the dissolution of the Fund.



                         # of Shares     % of Outstanding Shares     % of Shares Voted
                         -----------     -----------------------     -----------------
Affirmative              413,216.043             95.35%                  100.00%
Against                            0                 0%                       0%
Abstain                            0                 0%                       0%
                         -----------             -----                   ------
Total                    413,216.043             95.35%                  100.00%
                         ===========             =====                   ======

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

NOTE 7 -- ADDITIONAL INFORMATION

On January 8, 2007, under the plan of reorganization adopted at the special meeting by the Fund shareholders (see Note 6), all of the assets and liabilities of the Fund were transferred to the Asset Management Fund, a Delaware Statutory Trust, as a new Fund, the Asset Management Fund Large Cap Equity Fund.

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
ADDITIONAL FUND INFORMATION
DECEMBER 31, 2006

NOTE 8 -- ADDITIONAL INFORMATION (UNAUDITED)

A -- Federal Income Tax Information -- For the taxable year ended December 31, 2006, 100% of income dividends paid by the Fund qualify for the dividends received deduction available to corporations.

For the fiscal year ended December 31, 2006, the dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for the Jobs and Growth Tax Relief Act of 2003. The Fund intends to designate 100% of its net investment income distributions as taxed at a rate of 15%. Complete information concerning the Fund's 2006 dividend distributions will be reported in conjunction with the 2006 Form 1099-DIV.

B -- Security Allocation -- The Fund invested, as a percentage of net assets, in the following industries as of the year ended December 31, 2006:

                                                                   PERCENTAGE OF
INDUSTRY                                                            NET ASSETS
--------                                                           -------------
Diversified Manufacturing                                               11.3%
Insurance                                                                9.3%
Beverages, Non-Alcoholic                                                 7.5%
Computer Software & Services                                             7.2%
Computer Hardware                                                        6.4%
Financial Services                                                       6.1%
Pharmaceuticals                                                          5.6%
Health Care                                                              5.0%
Consumer Non-Durable                                                     4.9%
Building Products                                                        4.6%
Retail                                                                   4.5%
Medical Instruments                                                      3.6%
Oil & Gas                                                                3.5%
Beverages                                                                3.3%
Advertising                                                              3.2%
Distributor-Consumer Products                                            3.1%
Food Processing                                                          3.1%
Automotive                                                               2.7%
Cash Equivalents                                                         2.6%
Transportation & Shipping                                                2.6%
                                                                       -----
Total Percentage of Net Assets                                         100.1%
                                                                       =====

C -- Expense Comparison -- As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund does not charge any transaction cost (including sales charges (loads) on purchases, reinvested dividends, or other distributions) redemption fees or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire 6 month period from July 1, 2006 through December 31, 2006.

Actual Expenses - The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED)
DECEMBER 31, 2006

you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

   Actual Expenses               Beginning           Ending Account        Expenses Paid             Expense Ratio
        From                   Account Value              Value            During Period*            During Period**
    Ongoing Costs                7/1/06                 12/31/06          7/1/06 - 12/31/06         7/1/06 - 12/31/06
-----------------------       -------------          --------------       -----------------         -----------------
AMF Large Cap Equity
Institutional Fund, Inc.          $1,000.00            $1,127.10               $9.87                     1.84%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

Hypothetical Example for Comparison Purposes - The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds that, unlike the Fund, may charge transaction costs.

       Hypothetical              Beginning           Ending Account          Expenses Paid               Expense Ratio
       Example for              Account Value           Value                During Period*              During Period**
    Comparison Purposes           7/1/06               12/31/06             7/1/06 - 12/31/06           7/1/06 - 12/31/06
-----------------------         -------------        --------------         -----------------           -----------------
AMF Large Cap Equity
Institutional Fund, Inc.          $1,000.00            $1,015.93                 $9.35                        1.84%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

D--Other Information--A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve months ended June 30, 2006 is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

A complete schedule of the Fund's portfolio holdings for the first and third fiscal quarters of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the Fund's Forms N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-527-3713.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of Asset Management Fund Large Cap Equity Institutional Fund Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Asset Management Fund Large Cap Equity Institutional Fund Inc. (the "Fund") as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Management Fund Large Cap Equity Institutional Fund, Inc. at December 31, 2006, the result of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Columbus, Ohio
February 20, 2007

ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.

      DIRECTORS AND OFFICERS OF ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC., AS OF DECEMBER 31, 2006.

The table below sets forth certain information about each of the Fund's Directors, as well as its officers.

INTERESTED DIRECTORS

                                                                                                    NUMBER OF
                                POSITION(S)                                                         PORTFOLIOS
                                  HELD AND                                                            IN FUND       OTHER
                                 LENGTH OF    EXPIRATION    PRINCIPAL OCCUPATION(S) DURING            COMPLEX    DIRECTORSHIPS(1)
NAME, ADDRESS AND AGE             SERVICE      OF TERM               PAST 5 YEARS                     OVERSEEN       HELD
---------------------------   --------------- ---------- ------------------------------------------ ----------- -----------------
RALPH F. BROUTY (2)           Director since     2009    Former Chairman of the Board and Chief         1           None
P.O. Box 197                  1991                       Executive Officer of Watertown Savings
112 West Grove Street                                    Bank.
Dexter, NY 13634
Age: 77

JOSEPH R. FICALORA (2)        Director since     2007    President and Chief Executive Officer and      1       RSI
615 Merrick Avenue            1999                       a director of New York Community                       Retirement
Westbury, NY 11590            President since    2007    Bancorp, Inc. and President of Queens                  Trust
AGE: 60                       2004                       County Savings Bank, one of its operating
                                                         divisions.

WILLIAM C. McGARRY (2)        Director since     2007    Chairman of the Board since January 1,         1       None
71-02 Forest Avenue           2005                       2005, President and Chief Executive
Ridgewood, NY 11385                                      Officer since January 1, 2004 and
Age: 55                                                  President and Chief Operating Officer
                                                         (January 1, 2001 - December 31, 2003) of
                                                         Ridgewood Savings Bank.

WILLIAM A. McKENNA, JR. (2)   Director since     2009    Chairman Emeritus and formerly                 7       Asset
71-02 Forest Avenue           1989                       Chairman of the Board (through                         Management
Ridgewood, NY 11385                                      December 31, 2004) and Chief Executive                 Fund; RSI
Age: 70                                                  Officer of Ridgewood Savings Bank                      Retirement
                                                         (through December 31, 2003).                           Trust

NON-INTERESTED DIRECTORS
DANIEL J. DEVINE              Director since     2009    President and Chief Executive Officer of       1       None
300 Broadway                  2005                       Rondout Savings Bank.
Kingston, NY 12401
Age: 60

CHRIS C. GAGAS                Director since     2007    Chairman of the Board (through July            1       None
214 West First Street         1986                       2003), President and Chief Executive
Oswego, NY 13126                                         Officer (through January 2000) and
Age: 75                                                  Director of PathFinder Bancorp, Inc. and
                                                         its wholly-owned subsidiaries, PathFinder
                                                         Bank and PathFinder Commercial Bank.

MICHAEL J. HEGARTY            Director since     2009    President and Chief Executive Officer          1       EDO
2 Central Drive               2005                       (through June 30, 2005) of Flushing                    Corporation
Glen Head, NY 11545                                      Financial Corporation and its wholly-
Age: 67                                                  owned subsidiary Flushing Savings Bank;
                                                         director of Flushing Financial Corporation.

(1) Directorships held in (1) any other investment companies registered under the Investment Company Act of 1940, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

(2) This director may be an "interested person" of the Fund as defined in the Investment Company Act of 1940 because he is an executive officer or director of a bank owning 5% or more of the outstanding shares of the Fund.

                                                                                                     NUMBER OF
                                POSITION(S)                                                         PORTFOLIOS
                                 HELD AND                                                             IN FUND         OTHER
                                LENGTH OF     EXPIRATION    PRINCIPAL OCCUPATION(S) DURING            COMPLEX   DIRECTORSHIPS(1)
NAME, ADDRESS AND AGE            SERVICE       OF TERM              PAST 5 YEARS                      OVERSEEN       HELD
---------------------------   --------------- ---------- ------------------------------------------ ----------- ---------------
MICHAEL R. KALLET             Director since      2008   President and Chief Executive Officer and      1                None
182 Main Street               1990                       a director of Neeida Financial Corp. and
Oneida, NY 13421                                         its wholly-owned subsidiary, Oneida
Age: 56                                                  Savings Bank.

ROBERT E. KERNAN, JR.         Director since      2008   Chairman of the Board, President and           1                None
19 Cayuga Street              1992                       Chief Executive Officer of The Seneca
Seneca Falls, NY 13148                                   Falls Savings Bank.
Age: 64

VINCENT F. PALAGIANO          Director since      2009   Chairman of the Board and Chief                1                None
209 Havemeyer Street          1996                       Executive Officer of The Dime Savings
Brooklyn, NY 11201                                       Bank of Williamsburgh; Chairman of the
Age: 66                                                  Board and Chief Executive Officer of
                                                         Dime Community Bancshares, Inc.

MICHAEL J. POLLOCK            Director since      2007   President and Chief Executive Officer of       1                None
75 South First Street         2005                       Fulton Savings Bank.
Fulton, NY 13069
Age: 52

JOHN M. SCARCHILLI            Director since      2008   President and Chief Executive Officer of       1                None
21 Second Street              2005                       Pioneer Savings Bank and, since
Troy, NY 12180                                           November 2004, President and Chief
Age: 55                                                  Executive Officer of its wholly-owned
                                                         subsidiary, Pioneer Commercial Bank.

CHARLES M. SPROCK             Director since      2007   Chairman of the Board, President and           1                None
100 West Dominick Street      1986                       Chief Executive Officer of The Rome
Rome, NY 13440                                           Savings Bank and its holding company,
Age: 67                                                  Rome Bancorp, Inc.

(1) Directorships held in (1) any other investment companies registered under the Investment Company Act of 1940, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request by calling 800-527-3713.

                                                                                                    NUMBER OF
                                POSITION(S)                                                         PORTFOLIOS
                                 HELD AND                                                            IN FUND       OTHER
                                 LENGTH OF    EXPIRATION       PRINCIPAL OCCUPATION(S) DURING        COMPLEX    DIRECTORSHIPS(1)
NAME, ADDRESS AND AGE             SERVICE      OF TERM                  PAST 5 YEARS                 OVERSEEN        HELD
---------------------------   --------------- ---------- ------------------------------------------ ----------- ---------------
OTHER OFFICERS
RODGER D. SHAY                Vice President       2007  Chairman (through May 2005) and the            N/A        Asset
1000 Brickell Avenue          and Assistant              sole director of the Fund's Investment                    Management
Miani, FL 33131               Secretary since            Adviser, Shay Assets Management, Inc.;                    Fund
Age: 70                       1995                       Chairman and the sole director of the
                                                         Fund's distributor, Shay Financial
                                                         Services, Inc.; Chairman, sole director
                                                         and President of Shay Investment Services,
                                                         Inc., an enterprise which owns 100% of
                                                         Shay Assets Management, Inc., and Shay
                                                         Financial Services, Inc.

JOHN J. McCABE                Vice President       2007  Senior Vice President of Shay Assets           N/A        Flushing
655 Third Avenue, Suite 816   since 1995                 Management, Inc.                                          Financial
New York, NY 10017                                                                                                 Corporation
Age: 63

MARK F. TRAUTMAN              Vice President       2007  Vice President of Shay Assets                  N/A        None
655 Third Avenue, Suite 816   since 1995                 Management, Inc.; Portfolio Manager of
New York, NY 10017                                       the Fund and John Hancock Large Cap
Age: 41                                                  Select Fund (and its predecessor M.S.B.
                                                         Fund, Inc.)

DANIEL K. ELLENWOOD           Anti-Money           2007  Chief Compliance Officer (since 2004)          N/A        None
230 West Monroe Street        Laundering                 and Operations Manager (since 1997) and
Suite 2810                    Compliance                 Compliance Officer (2003-2004) of Shay
Chicago, IL 60606             Officer since              Assets Management, Inc. and Compliance
Age: 37                       2003                       Analyst (since 1996); Vice President
                                                         of Shay Financial Services, Inc.; Secretary
                                                         and Anti-Money Laundering Compliance
                                                         Officer of Asset Management Fund since
                                                         1998.

FREDERICK J. SCHMIDT          Chief                2007  Senior Vice President and Chief                N/A        None
585 Steward Avenue            Compliance                 Compliance Officer, CCO Services of
Garden City, NY 11530         Officer since              BISYS Fund Services Ohio, Inc. since
Age: 47                       2004                       2004; Chief Compliance Officer of four
                                                         other investment companies or fund
                                                         complexes for which CCO Services of
                                                         BISYS Fund Services Ohio, Inc. provides
                                                         compliance services, since 2004;
                                                         President, FJS Associates (regulatory
                                                         consulting firm) from 2002 to 2004; Vice
                                                         President, Credit Agricole Asset
                                                         Management, U.S. from 1987 to 2002.

TRENT M. STATCZAR             Treasurer since      2007  Financial Services Vice President since        N/A        None
3435 Stelzer Road             2002                       May 2004; Financial Services Director of
Suite 1000                                               BISYS Fund Services Ohio, Inc.
Columbus, OH 43219                                       (September 2000 to April 2004); Financial
Age: 35                                                  Services Manager of BISYS Fund
                                                         Services Ohio, Inc. (January 1998 to
                                                         September 2000); Financial Services
                                                         Associate Manager of BISYS Fund
                                                         Services Ohio, Inc. (November 1997 to
                                                         January 1998).

(1) Directorships held in (1) any other investment companies registered under the Investment Company Act of 1940, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

                                                                                                     NUMBER OF
                                POSITION(S)                                                         PORTFOLIOS
                                 HELD AND                                                            IN FUND        OTHER
                                LENGTH OF     EXPIRATION      PRINCIPAL OCCUPATION(S) DURING         COMPLEX    DIRECTORSHIPS(1)
NAME, ADDRESS AND AGE            SERVICE       OF TERM                 PAST 5 YEARS                  OVERSEEN        HELD
---------------------------   --------------- ---------- ------------------------------------------ ----------- ---------------
ALAINA V. METZ                Assistant           2007   Vice President of BISYS Fund Services          N/A          None
3435 Stelzer Road             Secretary since            Ohio, Inc. since 2002; Chief
Columbus, OH 43219            1999; Assistant            Administrative Officer of BISYS Fund
Age: 40                       Treasurer since            Services Ohio, Inc. (1995-2002).
                              2002

(1) Directorships held in (1) any other investment companies registered under the Investment Company Act of 1940, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

INVESTMENT ADVISER
Shay Assets Management, Inc.
655 Third Avenue, Suite 1130
New York, New York 10017

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR, TRANSFER AGENT, REGISTRAR AND
DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

This report is submitted for the general information of shareholders of the AMF Large Cap Equity Institutional Fund, Inc., but may also be used as sales literature when preceded or accompanied by the current prospectus. An investor should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund's prospectus. To obtain a prospectus, please call 1-800- 527-3713. Please read the prospectus carefully before investing.

ITEM 2. CODE OF ETHICS.

      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

      (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Robert E. Kernan, Jr., who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

4(a) AUDIT FEES

2006 AUDIT   ERNST & YOUNG LLP                                        $   19,600
2005 AUDIT   ERNST & YOUNG LLP                                        $   18,500

4(b) AUDIT- RELATED FEES

2006         $ 4,000
2005         $     0

4(c) TAX FEES

2006         TAX AUDIT & RETURNS    ERNST & YOUNG LLP                 $    4,300
2005         TAX AUDIT & RETURNS    ERNST & YOUNG LLP                 $    4,000

4(d) ALL OTHER FEES

2006                       NONE
2005                       NONE

4(e)(1) DISCLOSE THE AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURE DESCRIBED IN PARAGRAPH (c) (7) OF RULE 2-01 OF REGULATION S-X

PRE-APPROVAL:

(A) AUDIT SERVICES

BEFORE AN AUDITOR IS ENGAGED BY THE FUNDS TO RENDER AUDIT SERVICES, THE COMMITTEE SHALL REVIEW AND APPROVE THE ENGAGEMENT. (SEE ALSO "DELEGATION" BELOW.)

(B) PERMISSIBLE NON-AUDIT SERVICES

THE COMMITTEE SHALL REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL (EXCEPT AS SET FORTH IN (1) THROUGH (3) BELOW) THAT THE FUNDS EMPLOY THEIR AUDITOR TO RENDER "PERMISSIBLE NON-AUDIT SERVICES" TO THE FUNDS. (A "PERMISSIBLE NON-AUDIT SERVICE" IS DEFINED AS A NON-AUDIT SERVICE THAT IS NOT PROHIBITED BY RULE 2-01(c)(4) OF REGULATION S-X(1) OR OTHER APPLICABLE LAW OR REGULATION.) THE COMMITTEE SHALL ALSO REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL (EXCEPT AS SET FORTH IN (1) THROUGH (3) BELOW) THAT THE ADVISER, AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUNDS (AN "ADVISER-AFFILIATED SERVICE PROVIDER"), EMPLOY THE FUNDS' AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUNDS. AS A PART OF ITS REVIEW, THE COMMITTEE SHALL CONSIDER WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR'S INDEPENDENCE. (SEE ALSO "DELEGATION" BELOW.)

PRE-APPROVAL BY THE COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

      (1) (A) WITH RESPECT TO THE FUNDS, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE FUNDS CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE FUNDS DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED;

            (B) WITH RESPECT TO THE ADVISER AND ANY ADVISER-AFFILIATED SERVICE PROVIDER, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE COMMITTEE) PAID TO THE AUDITOR BY THE FUNDS, THE ADVISER AND ANY ADVISER-AFFILIATED SERVICE PROVIDER DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED;

      (2) SUCH SERVICES WERE NOT RECOGNIZED BY THE FUNDS AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

      (3) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE COMMITTEE OR ITS DELEGATE(S) (AS DEFINED BELOW).

      (C)   DELEGATION

            THE COMMITTEE MAY DELEGATE TO ONE OR MORE OF ITS MEMBERS ("DELEGATES") AUTHORITY TO PRE-APPROVE THE AUDITOR'S PROVISION OF AUDIT SERVICES OR PERMISSIBLE NON-AUDIT SERVICES TO THE FUND, OR THE PROVISION OF NON-AUDIT SERVICES TO THE ADVISER OR ANY ADVISER-AFFILIATED SERVICE PROVIDER. ANY PRE-APPROVAL DETERMINATION MADE BY A DELEGATE SHALL BE PRESENTED TO THE FULL COMMITTEE AT ITS NEXT MEETING. THE COMMITTEE SHALL COMMUNICATE ANY PRE-APPROVAL MADE BY IT OR A DELEGATE TO THE FUND ADMINISTRATOR/FUND ACCOUNTING AGENT, WHO WILL ENSURE THAT THE APPROPRIATE DISCLOSURE IS MADE IN THE FUNDS' PERIODIC REPORTS AND OTHER DOCUMENTS AS REQUIRED UNDER THE FEDERAL SECURITIES LAWS.

4(e)(2) 0%

4(f) 0% AUDIT WORK PERFORMED BY PERSONS OTHER THAN THE PRINCIPLE ACCOUNTANT'S FULL-TIME, PERMANENT EMPLOYEES.

4(g)  AGGREGATE NON-AUDIT FEES

             2006          TOTAL          $4,300
             2005          TOTAL          $4,000

4(h) THERE WERE NO NON-AUDIT SERVICES BILLED.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMF Large Cap Equity Institutional Fund, Inc.
             ---------------------------------------------
By (Signature and Title)*  /s/ Trent Statczar
                           --------------------------------------
                           Trent Statczar, Treasurer

Date February 28, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Trent Statczar
                           --------------------------------------
                           Trent Statczar, Treasurer

Date February 28, 2007

By (Signature and Title)*  /s/ Joseph R. Ficalora
                           ---------------------------------------
                           Joseph R. Ficalora, President

Date February 28, 2007

* Print the name and title of each signing officer under his or her signature.